UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2015

Item 1. Reports to Stockholders.

Rockefeller Equity Allocation Fund

Rockefeller Core Taxable Bond Fund

Rockefeller Intermediate Tax Exempt
National Bond Fund

Rockefeller Intermediate Tax Exempt
New York Bond Fund

Semi-Annual Report

May 31, 2015

Investment Adviser

Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York  10020

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLES	7

INVESTMENT HIGHLIGHTS	9

SCHEDULES OF INVESTMENTS	17

STATEMENTS OF ASSETS AND LIABILITIES	38

STATEMENTS OF OPERATIONS	40

STATEMENTS OF CHANGES IN NET ASSETS	42

FINANCIAL HIGHLIGHTS	46

NOTES TO FINANCIAL STATEMENTS	50

BASIS FOR TRUSTEES’ APPROVAL OF
INVESTMENT ADVISORY AGREEMENT	61

NOTICE OF PRIVACY POLICY & PRACTICES	65

ADDITIONAL INFORMATION	66

Rockefeller Funds

Dear Shareholder:

Global economies, with the U.S. in the lead, appear poised for further advancement in the second half of 2015.  With the help of robust monetary stimulus in Europe, the U.S. economy has rebounded from Q1 2015 distortions and appears to be solidifying its underlying strength and expansion leadership for global economies.  Challenges are still found beyond and within the U.S. due to significantly lower oil prices, geopolitical conflict, and unbalanced economies such as China, but U.S. expansion remains an important underlying foundation for even the most challenged economies around the world.

Markets during the second half of the fiscal year 2015 will likely focus on the tightening of U.S. monetary policy via higher short-term interest rates and the potential ramifications this change will have on credit costs in the U.S. and around the globe.  Investment returns could be muted during this period of transition due to the uncertainty that generally accompanies change.  Indeed, we believe this has been the story of markets, despite volatility, so far this year.

Global Economy

The U.S. was expected to accelerate above 3% growth in 2015, but was derailed by another winter of much colder than anticipated weather and port strikes which interrupted trade.  U.S. gross domestic product (GDP) for the first quarter of 2015 decreased at an annual rate of 0.2% as a result.

The oil and gas sector had weak returns in the first quarter 2015 due to lower oil prices which not only contracted the sector in terms of growth but also employment.  The broader positive boost to consumer spending is expected to occur in the second half of the year as consumers internalize the change and may grow more confident in the sustainability of the savings boost.  This delayed boost is expected to provide a net positive for growth, employment, and inflation as the lag expires.

The second quarter has seen a rebound in many indicators, especially housing and motor vehicle sales. The U.S. unemployment rate stood at 5.5% in May with initial jobless claims nearing all-time lows.  As a result, wage inflation has accelerated, with the employment cost index showing gains of 2.6% year-over-year.  An expected growth rate of 3% annualized in Q2 2015 looks to be on target as signals from the employment market indicate that no fundamental shifts toward weakening occurred in the fiscal first quarter.

Outside of the U.S., economic growth has been mixed, with noticeable improvements in many parts of Europe, issues with Greece notwithstanding.  Europe has seen interest rates drop to unusually low levels due to the European Central Bank’s Quantitative Easing program.  The Japanese economy continued to improve, also aided by its central bank’s policies.

Emerging market economies are more mixed, with Brazil and Russia contracting as they have felt the sting from lower oil and metals prices.  China’s growth continued to be slow, but is growing at roughly 7%, only surpassed by India.

With recent improvements in Europe and Japan, and an expected pickup in the U.S., we believe global economies are set to grow at an approximate 3% real rate in 2015-2016 despite various pockets of weakness in the emerging markets.

Federal Reserve (the “Fed”) Policy and the Bond Market

So far this year, the Fed policy has remained anchored with interest rates close to zero due to offsetting deflation pressures from lower oil and healthcare costs, and goods imports.  These forces are expected to expire as the year progresses and may give the

Federal Open Market Committee reason to begin lifting the emergency level of interest rates toward normalization.  The pace of tightening of short-term interest rates is expected to be moderated by tightening via higher long-term interest rates, credit spreads, lower equity price multiples, and higher value of the U.S. dollar.  If any of these should fail to tighten financial conditions in the U.S. as the U.S. labor market moves beyond a level consistent with price stability, we would expect a more aggressive Fed response than currently anticipated.

Rockefeller Core Taxable Bond Fund:

For the semi-annual period beginning December 1, 2014 through May 31, 2015, the Institutional Class shares of the Rockefeller Core Taxable Bond Fund had a return of +0.67% (net), but lagged the Barclays Aggregate Bond Index benchmark, which returned +1.09%.  Detracting from relative performance was the Fund’s defensive positioning towards a rise in interest rates and an underweight to mortgage securities as compared to the benchmark. Excess yield available in corporate and taxable municipal bonds, a barbelled positioning toward both short and long-term maturities, as well as the larger price appreciation in corporate and taxable municipal bonds, were positive contributors to relative returns.

Rockefeller Intermediate Tax Exempt National Bond Fund:

For the semi-annual period beginning December 1, 2014 through May 31, 2015, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt National Bond Fund had a return of -0.09% (net), while the Barclays 5-Year Municipal Index returned -0.01%.  While relatively in line with the benchmark’s performance, the Fund’s defensive positioning towards rising interest rates and the higher overall quality of the issuers held in the Fund attributed to a lower performance during a period when lower quality, higher yielding bonds performed well.  Favorable positioning of the Fund toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns.

Rockefeller Intermediate Tax Exempt New York Bond Fund:

For the semi-annual period beginning December 1, 2014 through May 31, 2015, the Institutional Class shares of the Rockefeller Intermediate Tax Exempt New York Bond had a return of +0.17% (net), while the Barclays 5-Year Municipal Index returned -0.01%.  While relatively in line with the benchmark’s performance, the Fund’s defensive positioning towards rising interest rates and the higher overall quality of the issuers held in the Fund attributed to a lower performance during a period when lower quality, higher yielding bonds performed well.  Favorable positioning of the Fund toward a “flattening” of the yield curve, or a decrease in the extra yield available between short and long maturities, boosted relative returns.

Rockefeller Equity Allocation Fund:

For the period beginning at inception of the Rockefeller Equity Allocation Fund on February 4, 2015 through May 31, 2015, the Institutional Class shares of the Fund returned +4.78% (net) while the MSCI All Country World Index (Net Dividends) returned +4.48%. The Fund is invested in a blend of value and growth securities on a global basis and benefitted from security selection as well as the overweight exposure in Asia.

The Fund is underweight Latin America and overweight Asia exposure as compared to the MSCI All Country World Index (Net Dividends), reflecting our belief that lower commodity prices will benefit Asian economies and companies and will pressure the currencies in South America.  We also tend to prefer banks for their low valuations and industrials for their growth prospects.  Conversely, the portfolio is underweight staples due to their high valuations and underweight materials because of weak earnings growth prospects.

Looking Forward

Global growth continues to be mixed, but generally stable.  U.S. growth generally disappointed expectations in the first quarter of 2015 as consumer spending failed to materialize despite a low interest rate environment, wage and job growth and low energy prices.  We have recently seen some improvements in data and expect GDP growth to average near 3.0% for the second half of 2015.  European growth has outpaced modest expectations and is generally trending higher than was forecasted a few months ago across most of the continent.  A weaker euro has helped the export economy and the onset of quantitative easing policies by the European Central Bank has supported ultra-low interest rates.  China continues to show signs of straining to reach its 7% growth targets with lackluster retail sales, and power demand belying the official data.  We also believe much of Latin America will struggle for growth as weaker commodity prices impact that region disproportionately since it is a big exporter of copper, iron ore and crude oil.

We believe that oil prices will stay low for an extended period of time, potentially benefitting travel and other consumer-related opportunities.  While we believe lower oil prices are a net positive for the U.S. economy, the collapse in crude prices had a detrimental effect on the 8-10% of the S&P 500 Index that is comprised of energy stocks.  In addition, the strong dollar may continue to have a negative impact on the profitability of U.S.-based exporters and most multi-national companies.  Therefore, we expect that many U.S. corporations will struggle to grow earnings this year.  In contrast, we think there will be an increasing number of potential opportunities in Asia and Europe, where low expectations and weakened currencies should help those markets.

With our expectation of a rebound in U.S. GDP growth to above-trend in the second quarter, and employment gains in the U.S. leading to wage and core inflation improvement, the Fed’s policy may begin a rate normalization period anticipated to start during the third quarter of 2015.  However, we believe this is priced into equity markets and do not believe such an event will be disruptive.

Sincerely,

David P. Harris, CFA	Mark Iannarelli, CFA
Chief Investment Officer	Director of Fixed Income
Rockefeller & Co., Inc.	Rockefeller & Co., Inc.

Opinions expressed are those of Rockefeller & Co., Inc. and are subject to change, are not guaranteed and should not be considered investment advice.

Must be preceded or accompanied by a current prospectus.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. The Funds are susceptible to adverse economic, political, tax, or regulatory changes which may magnify other risks. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investing in the municipal securities market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic development. The Funds may invest in restricted securities or “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended, and are subject to restrictions on resale. As such they are often both difficult to sell and to value. The Funds may invest in exchange traded funds (“ETFs”) which are subject to additional risks, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The Rockefeller Intermediate Tax Exempt New York Bond Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of New York issues.  The Rockefeller Equity Allocation Fund is subject to small- and medium-capitalization company risks, which tend to have limited liquidity and greater price volatility than large-capitalization companies. The Rockefeller Equity Allocation Fund also invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in commodities may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. Master limited partnerships (“MLPs”) in which the Rockefeller Equity Allocation Fund may invest are subject to certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.

The Barclays 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The index is the 5-year (4-6) component of the Barclays Municipal Bond Index.

The Barclays Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade tax-exempt bond market.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the U.S. equity market in general.

The MSCI All Country World (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

One cannot invest directly in an index.

The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Funds
Expense Examples
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.  The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15) for the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund and (2/4/15 – 5/31/15) for the Rockefeller Equity Allocation Fund.

Actual Expenses

The first lines of the following tables provide information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Funds
Expense Examples (Continued)
(Unaudited)

Rockefeller Equity Allocation Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	2/4/2015^	5/31/15	2/4/15^ – 5/31/15*
Actual	$1,000.00	$1,047.80	$4.07
Hypothetical (5% return
before expenses)	$1,000.00	$1,011.92	$4.00

^	Inception date of Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 116/365 (to reflect the period since inception).

Rockefeller Core Taxable Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$1,006.70	$4.28
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.81	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt National Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$ 999.10	$4.24
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.69	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Actual	$1,000.00	$1,001.70	$4.27
Hypothetical (5% return
before expenses)	$1,000.00	$1,020.81	$4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Rockefeller Equity Allocation Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective of long-term total return from capital appreciation and income by investing its assets globally in a range of equity asset classes and, to a lesser extent, in fixed income securities, real estate and commodity linked equities (such as real estate investment trusts and master limited partnerships), and currencies. The Rockefeller & Co., Inc. (the “Adviser”) will allocate the Fund’s assets across asset classes taking into consideration both the Adviser’s longer-term strategic outlook as well as tactical views as to potential near-term opportunities. The Adviser considers a number of factors when making allocation decisions, including relative attractiveness among equity market capitalizations and geographic regions, inflation risks and factors that influence commodity prices.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

Total Returns as of May 31, 2015

	Rockefeller
	Equity Allocation	MSCI
	Fund	ACWI

Since Inception (2/4/15)	4.78%	4.48%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Equity Allocation Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The MSCI ACWI captures large and mid cap representation across 23 developed markets and 23 emerging markets countries.  With 2,464 constituents, the index covers approximately 85% of the global investable equity opportunity set.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Core Taxable Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in taxable fixed-income securities.  “Fixed-income securities” include corporate, government and municipal bonds, asset-backed and mortgage-backed securities, and other fixed-income instruments.  The Fund invests primarily in investment grade fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or deemed by the Adviser to be of comparable quality.  The Adviser anticipates the Fund’s weighted average duration will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

Average Annual Returns as of May 31, 2015

	Rockefeller	Barclays
	Core Taxable	Aggregate
	Bond Fund	Bond Index

1 Year	1.72%	3.03%
Since Inception (12/26/13)	3.20%	4.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Continued

Rockefeller Core Taxable Bond Fund
Investment Highlights (Continued)
(Unaudited)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclays Aggregate Bond Index is an unmanaged index which is widely regarded as a standard for measuring U.S. investment grade bond market performance.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or, if unrated, deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

Average Annual Returns as of May 31, 2015

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	National Bond Fund	Municipal Bond Index
1 Year	0.59%	1.25%
Since Inception (12/26/13)	1.99%	2.42%

Continued

Rockefeller Intermediate Tax Exempt National Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling  855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights
(Unaudited)

The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal, New York State and New York City personal income tax, including the federal AMT.  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds, industrial development bonds, and other obligations issued by the State of New York, its subdivisions, authorities, instrumentalities and corporations.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, ETFs and the obligations of other issuers that pay interest that is exempt from regular federal and New York State and New York City personal income tax.  While the Fund will invest primarily in tax free securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, New York State and New York City personal income tax, including the federal AMT.  The Fund invests primarily in investment grade fixed-income securities rated in the top four ratings categories by independent rating organizations such as S&P and Moody’s or another NRSRO, or deemed by the Adviser to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.  The Fund is non-diversified.

Allocation of Portfolio Holdings as of May 31, 2015
(% of Investments)

Average Annual Returns as of May 31, 2015

	Rockefeller
	Intermediate Tax Exempt	Barclays 5-Year
	New York Bond Fund	Municipal Bond Index
1 Year	0.96%	1.25%
Since Inception (12/26/13)	1.79%	2.42%

Continued

Rockefeller Intermediate Tax Exempt New York Bond Fund
Investment Highlights (Continued)
(Unaudited)

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 855-369-6209.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.

The Barclay 5-Year Municipal Bond Index is an index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market.  The index is the 5-Year (4-6) component of the Barclays Municipal Bond Index.  An index is unmanaged and cannot be invested in directly.

Growth of $1,000,000 Investment

*	Inception Date

Rockefeller Equity Allocation Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value

Common Stocks – 90.57%

Aerospace & Defense – 3.50%
DigitalGlobe, Inc. (a)	2,093	$62,790
Honeywell International, Inc.	7,937	827,035
Safran SA (b)	10,615	750,346
Triumph Group, Inc.	1,317	87,831
		1,728,002

Agricultural Products – 0.50%
Darling Ingredients, Inc. (a)	15,801	248,076

Airlines – 2.73%
Korean Air Lines Co., Ltd. (a)(b)	1,307	47,704
Southwest Airlines Co.	13,240	490,542
United Continental Holdings, Inc. (a)	14,828	809,461
		1,347,707

Apparel, Accessories & Luxury Goods – 0.22%
Carter’s, Inc.	1,049	108,278

Application Software – 0.90%
Epiq Systems, Inc.	3,078	51,618
FactSet Research Systems, Inc.	664	109,673
Mentor Graphics Corp.	4,280	111,751
PROS Holdings, Inc. (a)	2,993	57,615
Solera Holdings, Inc.	1,036	51,106
Synchronoss Technologies, Inc. (a)	1,426	62,801
		444,564

Auto Parts & Equipment – 3.81%
Delphi Automotive PLC (b)	9,635	838,051
Gentherm, Inc. (a)	1,856	95,139
Hyundai Mobis Co., Ltd. (b)	137	27,592
NGK Spark Plug Co., Ltd. (b)	14,800	446,725
Valeo SA (b)	2,956	470,893
		1,878,400

Automobile Manufacturers – 0.57%
Hyundai Motor Co. (b)	1,969	279,825
		279,825

Biotechnology – 2.36%
Alexion Pharmaceuticals, Inc. (a)	1,862	305,070
Incyte Corp. (a)	2,651	292,008
Regeneron Pharmaceuticals, Inc. (a)	1,105	566,379
		1,163,457

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Building Products – 1.10%
AAON, Inc.	1,439	$34,061
Cie De Saint-Gobain (b)	7,084	329,493
Simpson Manufacturing Co., Inc.	1,296	43,960
USG Corp. (a)	4,712	135,894
		543,408

Cable & Satellite – 1.51%
Comcast Corp.	12,782	747,236

Construction & Engineering – 0.58%
Boskalis Westminster NV (b)	5,776	285,799

Construction Materials – 1.48%
HeidelbergCement AG (b)	6,376	517,888
Semen Indonesia Persero Tbk PT (b)	210,000	213,331
		731,219

Consumer Finance – 2.16%
Capital One Financial Corp.	11,953	998,793
First Cash Financial Services, Inc. (a)	1,404	65,412
		1,064,205

Data Processing & Outsourced Services – 1.70%
Visa, Inc.	12,218	839,133

Diversified Banks – 8.66%
Bank Rakyat Indonesia Persero Tbk PT (b)	376,800	335,059
Grupo Financiero Santander Mexico SAB de CV – Class B – ADR	5,054	47,811
ICICI Bank, Ltd. – ADR	5,069	53,529
JPMorgan Chase & Co.	19,290	1,268,895
Lloyds Banking Group PLC (a)(b)	673,187	905,159
Swedbank AB (b)	22,722	533,290
Wells Fargo & Co.	20,233	1,132,239
		4,275,982

Diversified Metals & Mining – 0.13%
Grupo Mexico SAB de CV (b)	13,100	40,621
Southern Copper Corp.	867	26,027
		66,648

Diversified Support Services – 0.24%
Healthcare Services Group, Inc.	3,843	116,097

Electric Utilities – 4.10%
Korea Electric Power Corp. (b)	28,931	1,201,899

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Electric Utilities – 4.10% (Continued)
The Kansai Electric Power Co., Inc. (a)(b)	74,100	$819,878
		2,021,777

Electronic Components – 0.14%
Littelfuse, Inc.	728	70,398

Electronic Manufacturing Services – 1.16%
IPG Photonics Corp. (a)	741	70,276
TE Connectivity, Ltd. (b)	6,238	430,422
Trimble Navigation, Ltd. (a)	3,120	73,133
		573,831

Environmental & Facilities Services – 0.23%
Stericycle, Inc. (a)	836	114,783

General Merchandise Stores – 0.20%
Fred’s, Inc.	2,697	47,251
Target Corp.	643	51,003
		98,254

Health Care Equipment – 2.37%
Abaxis, Inc.	976	51,835
ABIOMED, Inc. (a)	1,868	111,557
Edwards Lifesciences Corp. (a)	697	91,112
Greatbatch, Inc. (a)	2,044	106,247
Inogen, Inc. (a)	1,200	44,856
Insulet Corp. (a)	1,982	56,031
Masimo Corp. (a)	1,885	66,164
ResMed, Inc.	979	57,585
St. Jude Medical, Inc.	7,915	583,731
		1,169,118

Health Care Services – 2.13%
Chemed Corp.	638	79,233
ExamWorks Group, Inc. (a)	2,795	114,260
Express Scripts Holding Co. (a)	9,830	856,586
		1,050,079

Health Care Supplies – 0.16%
Merit Medical Systems, Inc. (a)	3,901	80,205

Health Care Technology – 0.25%
Omnicell, Inc. (a)	2,451	90,638
Vocera Communications, Inc. (a)	3,101	33,708
		124,346

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Hotels, Resorts & Cruise Lines – 1.93%
Carnival Corp. (b)	2,130	$98,683
Royal Caribbean Cruises, Ltd. (b)	11,216	852,192
		950,875

Hypermarkets & Super Centers – 1.44%
Wal-Mart Stores, Inc.	9,603	713,215

Industrial Gases – 0.19%
Airgas, Inc.	907	92,460

Industrial Machinery – 4.80%
Amada Co., Ltd. (b)	58,900	599,101
CLARCOR, Inc.	718	44,236
Nabtesco Corp. (b)	20,200	520,858
Pentair PLC (b)	12,234	783,342
SMC Corp. (b)	1,400	422,167
		2,369,704

Integrated Oil & Gas – 2.89%
Chevron Corp.	8,222	846,867
Exxon Mobil Corp.	519	44,219
Royal Dutch Shell PLC – ADR	8,949	534,434
		1,425,520

Integrated Telecommunication Services – 2.12%
Nippon Telegraph & Telephone Corp. (b)	15,100	1,044,310

Internet Retail – 1.27%
Ctrip.com International, Ltd. – ADR (a)	7,848	626,820

Internet Software & Services – 5.12%
Alibaba Group Holding, Ltd. – ADR (a)	7,716	689,193
Baidu, Inc. – ADR (b)	1,905	376,047
Google, Inc. – Class C (a)	2,400	1,277,063
Intralinks Holdings, Inc. (a)	4,974	52,874
NIC, Inc.	3,067	51,679
Tencent Holdings, Ltd. (b)	4,100	81,766
		2,528,622

IT Consulting & Other Services – 0.44%
InterXion Holding NV (a)(b)	7,041	216,088

Life & Health Insurance – 2.54%
Aflac, Inc.	11,233	698,917

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Life & Health Insurance – 2.54% (Continued)
Prudential PLC (b)	22,310	$555,954
		1,254,871

Oil & Gas Drilling – 0.05%
Parker Drilling Co. (a)	6,889	23,354

Oil & Gas Equipment & Services – 0.07%
Newpark Resources, Inc. (a)	4,362	36,989

Oil & Gas Exploration & Production – 2.96%
Anadarko Petroleum Corp.	5,619	469,805
Apache Corp.	5,698	340,968
Cabot Oil & Gas Corp.	17,640	599,054
Range Resources Corp.	883	48,927
		1,458,754

Other Diversified Financial Services – 2.06%
ING Groep NV (b)	61,504	1,015,525

Packaged Foods & Meats – 0.18%
Nestle SA – ADR	1,166	90,295

Pharmaceuticals – 7.77%
Johnson & Johnson	614	61,486
Kalbe Farma Tbk PT (b)	1,987,200	276,200
Mallinckrodt PLC (a)(b)	6,318	817,801
Merck & Co., Inc.	12,955	788,830
Novartis AG – ADR	10,721	1,101,367
Roche Holdings AG (b)	2,389	728,338
Sanofi – ADR	1,275	62,998
		3,837,020
Property & Casualty Insurance – 1.61%

PICC Property & Casualty Co., Ltd. (b)	348,000	795,930

Reinsurance – 1.41%
Reinsurance Group of America, Inc.	7,444	696,386

Research & Consulting Services – 0.09%
Mistras Group, Inc. (a)	2,353	43,554

Restaurants – 1.29%
Yum! Brands, Inc.	7,076	637,618

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Semiconductors – 1.06%
Marvell Technology Group, Ltd. (b)	29,423	$411,628
Microsemi Corp. (a)	3,088	112,372
		524,000

Specialty Chemicals – 0.73%
Johnson Matthey PLC (b)	6,713	359,952

Steel – 0.08%
Carpenter Technology Corp.	927	37,859

Systems Software – 3.78%
Microsoft Corp.	23,156	1,085,089
Oracle Corp.	17,897	778,341
		1,863,430

Technology Hardware, Storage & Peripherals – 0.21%
Lenovo Group, Ltd. (b)	50,000	79,071
Stratasys, Ltd. (a)(b)	676	24,039
		103,110

Wireless Telecommunication Services – 1.59%
China Mobile, Ltd. – ADR	11,904	782,569
Total Common Stocks (Cost $43,577,268)		44,699,657

Mutual Funds – 6.23%
Nuveen Preferred Securities Fund	94,321	1,633,649
Tortoise MLP & Pipeline Fund	88,453	1,441,782
Total Mutual Funds (Cost $3,085,213)		3,075,431

Preferred Stocks – 1.23%
Automobile Manufacturers – 1.07%
Hyundai Motor Co. (b)	4,824	525,701

Property & Casualty Insurance – 0.16%
Samsung Fire & Marine Insurance Co., Ltd. (b)	494	81,348
Total Preferred Stocks (Cost $75,350)		607,049

Real Estate Investment Trusts – 0.18%
Specialized REIT’s – 0.18%
Iron Mountain, Inc.	2,412	87,966
Total Real Estate Investment Trusts (Cost $98,269)		87,966

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Shares	Value

Money Market Funds – 2.24%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.010% (c)	1,106,359	$1,106,359
Total Money Market Funds (Cost $1,106,359)		1,106,359
Total Investments (Cost $47,942,459) – 100.45%		49,576,462
Liabilities in Excess of Other Assets – (0.45)%		(222,834)
Total Net Assets – 100.00%		$49,353,628

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Variable rate security; the rate shown represents the rate at May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

Corporate Bonds – 35.67%
Air Freight & Logistics – 2.33%
FedEx Corp.
5.100%, 01/15/2044	$1,655,000	$1,779,939

Diversified Banks – 15.23%
Associates Corporation of North America
6.950%, 11/01/2018	2,055,000	2,388,972
Bank of America NA
5.300%, 03/15/2017	2,046,000	2,178,403
BB&T Corp.
1.600%, 08/15/2017	2,536,000	2,554,820
JPMorgan Chase Bank NA
6.000%, 10/01/2017	2,072,000	2,282,297
Wachovia Corp.
5.750%, 02/01/2018	2,019,000	2,244,668
		11,649,160

Integrated Telecommunication Services – 1.86%
Verizon Communications, Inc.
6.550%, 09/15/2043	1,165,000	1,420,134

Investment Banking & Brokerage – 5.67%
Morgan Stanley
6.375%, 07/24/2042	1,699,000	2,169,494
The Goldman Sachs Group, Inc.
5.950%, 01/18/2018	1,957,000	2,163,900
		4,333,394

Life Sciences Tools & Services – 2.84%
Thermo Fisher Scientific, Inc.
2.250%, 08/15/2016	2,145,000	2,175,519

Line-Haul Railroads – 3.00%
Burlington Northern Santa Fe LLC
7.950%, 08/15/2030	1,575,000	2,291,709

Regional Banks – 2.87%
Fifth Third Bancorp
3.625%, 01/25/2016	2,161,000	2,199,602

Restaurants – 1.87%
Yum Brands, Inc.
6.250%, 03/15/2018	1,286,000	1,433,662
Total Corporate Bonds (Cost $27,411,585)		27,283,119

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value

Exchange Traded Funds – 18.72%
Vanguard Mortgage-Backed Securities ETF	268,707	$14,314,022
Total Exchange Traded Funds (Cost $14,325,815)		14,314,022

	Principal
	Amount

Municipal Bonds – 21.44%
California – 5.28%
Contra Costa Community College District
6.504%, 08/01/2034	$600,000	758,394
Sacramento County Sanitation Districts Financing Authority
1.406%, 12/01/2017	1,170,000	1,171,427
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,860,000	2,109,724
		4,039,545

Colorado – 0.65%
Colorado Housing & Finance Authority
0.720%, 11/01/2016	500,000	499,230

Maryland – 0.66%
Maryland Community Development Administration
1.125%, 09/01/2016	500,000	501,685

Massachusetts – 1.07%
Massachusetts Health & Educational Facilities Authority
5.260%, 10/01/2018	725,000	815,393

Nevada – 2.93%
Country of Clark NV
6.750%, 07/01/2029	550,000	652,388
Las Vegas Valley Water District
5.650%, 03/01/2035	1,325,000	1,588,052
		2,240,440

New York – 7.79%
County of Westchester, NY
5.000%, 06/01/2024	250,000	274,468
Metropolitan Transportation Authority
3.118%, 07/01/2025	1,250,000	1,272,537
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.587%, 08/01/2022	1,000,000	1,115,540
5.210%, 08/01/2017	500,000	544,325

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

New York – 7.79% (Continued)
New York State Housing Finance Agency
5.167%, 09/15/2016	$500,000	$525,555
New York State Urban Development Corp.
1.000%, 03/15/2017	1,000,000	1,000,350
Port Authority of New York & New Jersey
5.859%, 12/01/2024	1,000,000	1,228,380
		5,961,155

Oregon – 1.31%
Oregon State Lottery
1.890%, 04/01/2020	1,000,000	998,380

Texas – 0.36%
City of Houston TX Combined Utility System Revenue
3.228%, 05/15/2022	260,000	273,466

Utah – 1.39%
State of Utah
3.289%, 07/01/2020	1,000,000	1,064,660
Total Municipal Bonds (Cost $16,411,677)		16,393,954

U.S. Government Agency Issue – 7.20%
Federal Home Loan Banks
0.750%, 12/30/2016	2,455,000	2,454,126
5.000%, 11/17/2017	2,000,000	2,202,790
Federal National Mortgage Association
6.000%, 04/18/2036	808,000	847,704
Total U.S. Government Agency Issue (Cost $5,491,508)		5,504,620

U.S. Government Note/Bond – 14.34%
United States Treasury Notes/Bond
0.875%, 04/30/2017	4,930,000	4,958,500
0.875%, 05/15/2017	4,421,000	4,445,868
3.125%, 08/15/2044	1,484,000	1,562,026
Total U.S. Government Note/Bond (Cost $10,863,207)		10,966,394

Certificates of Deposit – 1.74%
GE Capital Bank, 1.350%	1,319,000	1,330,211
Total Certificates of Deposit (Cost $1,324,011)		1,330,211

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Shares	Value

Money Market Funds – 0.29%
Fidelity Institutional Money Market Fund –
Government Portfolio, 0.010% (a)	221,054	$221,054
Total Money Market Funds (Cost $221,054)		221,054
Total Investments (Cost $76,048,857) – 99.40%		76,013,374
Other Assets in Excess of Liabilities – 0.60%		462,441
Total Net Assets – 100.00%		$76,475,815

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2015.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

Municipal Bonds – 96.62%
Alaska – 1.40%
Alaska Housing Finance Corp.
5.250%, 12/01/2021	$590,000	$653,938
State of Alaska
5.000%, 04/01/2024	300,000	321,279
		975,217

Arizona – 2.06%
City of Phoenix, AZ
5.000%, 07/01/2019	200,000	217,144
University of Arizona
3.000%, 08/01/2016	1,185,000	1,220,230
		1,437,374

California – 2.86%
San Francisco Bay Area Rapid Transit District
5.000%, 08/01/2026	720,000	785,628
University of California
5.000%, 05/15/2026	1,000,000	1,207,260
		1,992,888

Colorado – 1.16%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2017	760,000	808,549

Connecticut – 4.38%
Connecticut Housing Finance Authority
0.700%, 11/15/2017	400,000	400,192
State of Connecticut
4.750%, 12/15/2024	1,500,000	1,593,195
5.000%, 11/01/2023	460,000	488,193
University of Connecticut
5.000%, 02/15/2024	500,000	574,950
		3,056,530

District of Columbia – 0.66%
District of Columbia
5.000%, 12/01/2023	400,000	464,404

Florida – 1.02%
Hillsborough County School Board
5.000%, 07/01/2024	120,000	129,715
State of Florida
4.750%, 06/01/2026	250,000	262,575
5.000%, 06/01/2016	200,000	209,388

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value
Florida – 1.02% (Continued)
State of Florida Lottery Revenue
5.000%, 07/01/2025	$100,000	$109,402
		711,080

Kentucky – 0.32%
Kentucky Turnpike Authority
5.000%, 07/01/2015	100,000	100,391
Louisville & Jefferson County Metropolitan Sewer District
5.000%, 05/15/2016	115,000	120,146
		220,537

Louisiana – 3.23%
State of Louisiana
5.000%, 12/01/2016	1,000,000	1,066,140
5.000%, 08/01/2022	1,000,000	1,187,460
		2,253,600

Maryland – 0.75%
County of Prince George’s
4.000%, 09/15/2016	500,000	523,215

Massachusetts – 4.77%
City of Boston, MA
4.000%, 03/01/2028	275,000	299,423
Commonwealth of Massachusetts
5.500%, 12/01/2022	2,000,000	2,464,580
Massachusetts Water Resources Authority
5.000%, 08/01/2015	250,000	251,980
The Massachusetts Clean Water Trust
5.000%, 02/01/2016	300,000	309,528
		3,325,511

Minnesota – 0.75%
State of Minnesota
5.000%, 06/01/2017	500,000	522,960

Nevada – 7.65%
City of Las Vegas, NV
5.000%, 05/01/2023	1,685,000	2,015,007
County of Clark, NV
5.000%, 06/01/2027	1,000,000	1,098,720
Las Vegas Valley Water District
5.000%, 06/01/2030	750,000	846,023
State of Nevada
5.000%, 12/01/2026	1,250,000	1,375,150
		5,334,900

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

New Jersey – 2.73%
New Jersey Educational Facilities Authority
5.000%, 07/01/2015	$100,000	$100,406
New Jersey Transportation Trust Fund Authority
5.000%, 06/15/2015	1,800,000	1,803,186
		1,903,592

New York – 19.43%
City of New York, NY
5.000%, 04/01/2017	500,000	519,670
5.125%, 12/01/2026	370,000	407,507
5.250%, 09/01/2016	1,000,000	1,058,980
Housing Development Corp.
0.950%, 11/01/2017	200,000	199,952
Metropolitan Transportation Authority
5.000%, 11/15/2024	1,000,000	1,095,540
5.000%, 11/01/2016	1,000,000	1,063,780
New York City Transitional Finance Authority
Future Tax Secured Revenue
4.000%, 11/01/2017	500,000	536,885
5.000%, 11/01/2016	125,000	132,991
5.000%, 02/01/2029	1,000,000	1,144,570
New York City Water & Sewer System
5.000%, 06/15/2019	1,000,000	1,104,320
New York Local Government Assistance Corp.
5.000%, 04/01/2017	500,000	539,830
New York State Housing Finance Agency
0.650%, 11/01/2016	375,000	374,895
New York State Thruway Authority
5.000%, 03/15/2016	500,000	518,735
5.000%, 03/15/2020	500,000	518,410
New York State Thruway Authority Highway & Bridge Trust Fund
4.000%, 04/01/2016	100,000	103,065
New York State Urban Development Corp.
5.000%, 12/15/2023	275,000	303,397
Port Authority of New York & New Jersey
5.000%, 09/01/2028	500,000	590,365
5.000%, 12/01/2017	1,000,000	1,102,740
5.000%, 07/15/2021	500,000	514,085
Somers Central School District
4.000%, 09/15/2017	1,140,000	1,223,437
4.000%, 09/15/2016	215,000	224,924
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	250,000	270,630
		13,548,708

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

North Carolina – 1.49%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	$560,000	$680,159
City of Winston-Salem NC Water & Sewer System Revenue
4.000%, 06/01/2016	350,000	362,957
		1,043,116

Ohio – 2.78%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	500,000	577,670
5.250%, 01/01/2029	1,250,000	1,360,775
		1,938,445

Oregon – 1.92%
City of Portland, OR Sewer System Revenue
5.000%, 08/01/2018	250,000	256,918
State of Oregon
5.000%, 05/01/2017	1,000,000	1,082,680
		1,339,598

Pennsylvania – 4.94%
Allegheny County Hospital Development Authority
5.000%, 10/15/2022	850,000	1,001,529
Commonwealth of Pennsylvania
5.000%, 04/01/2017	250,000	268,680
5.000%, 11/01/2020	450,000	492,318
Monroeville Finance Authority
5.000%, 02/15/2019	375,000	422,783
Pennsylvania Economic Development Financing Authority
5.000%, 07/01/2022	500,000	523,650
Pennsylvania Housing Finance Agency
4.375%, 10/01/2022	225,000	242,188
Upper St. Clair Township School District
4.000%, 07/15/2017	475,000	493,216
		3,444,364

Texas – 20.44%
Alamo Community College District
4.500%, 08/15/2024	1,000,000	1,076,190
City of Garland, TX
5.000%, 02/15/2028	400,000	452,048
City Public Service Board of San Antonio, TX
5.250%, 02/01/2024	250,000	284,227
County of Harris, TX
4.250%, 08/15/2016	1,000,000	1,046,290
County of Lubbock, TX
4.500%, 02/15/2023	2,200,000	2,335,212

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

Texas – 20.44% (Continued)
Dallas Area Rapid Transit
5.000%, 12/01/2022	$500,000	$600,835
5.000%, 12/01/2024	720,000	862,992
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	740,000	856,839
La Joya Independent School District
5.000%, 02/15/2029	1,000,000	1,148,840
North East Independent School District
5.000%, 08/01/2026	900,000	977,976
5.000%, 08/01/2018	250,000	273,015
North Texas Municipal Water District
5.000%, 09/01/2024	2,300,000	2,701,534
State of Texas
4.000%, 08/01/2016	250,000	260,475
Texas State University System
5.000%, 03/15/2021	100,000	115,345
Texas Transportation Commission State Highway Fund
5.000%, 04/01/2019	250,000	269,440
Wylie Independent School District
0.000%, 08/15/2016	1,000,000	993,430
		14,254,688

Virginia – 5.36%
Virginia College Building Authority
4.500%, 09/01/2026	1,025,000	1,100,378
Virginia Housing Development Authority
1.600%, 07/01/2017	150,000	151,784
2.750%, 03/01/2017	200,000	207,060
Virginia Public School Authority
5.000%, 08/01/2028	1,000,000	1,200,210
5.000%, 04/15/2017	1,000,000	1,080,380
		3,739,812

Washington – 6.04%
City of Seattle, WA Municipal Light & Power Revenue
5.000%, 02/01/2022	325,000	380,156
City of Seattle, WA Water System Revenue
5.000%, 02/01/2021	650,000	692,608
County of King, WA Sewer Revenue
5.000%, 01/01/2023	750,000	815,752
State of Washington
4.500%, 01/01/2030	1,000,000	1,060,660
5.000%, 07/01/2017	1,000,000	1,003,810

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

Washington – 6.04% (Continued)
Washington State Housing Finance Commission
0.250%, 06/01/2015	$260,000	$260,000
		4,212,986

Wisconsin – 0.48%
City of Milwaukee, WI
5.000%, 05/01/2026	290,000	337,348
Total Municipal Bonds (Cost $67,542,480)		67,389,422

	Shares

Money Market Funds – 1.66%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio, 0.010% (a)	1,158,157	1,158,157
Total Money Market Funds (Cost $1,158,157)		1,158,157
Total Investments (Cost $68,700,637) – 98.28%		68,547,579
Other Assets in Excess of Liabilities – 1.72%		1,197,222
Total Net Assets – 100.00%		$69,744,801

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2015.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

Municipal Bonds – 98.75%
Massachusetts – 2.88%
Massachusetts Health & Education Facilities Authority
5.000%, 07/01/2020	$1,000,000	$1,143,050

Minnesota – 1.00%
Minneapolis – St Paul Metropolitan Airports Commission
5.000%, 01/01/2026	375,000	398,663

New York – 85.41%
Battery Park City Authority
5.000%, 11/01/2017	375,000	413,104
5.000%, 11/01/2016	475,000	505,433
Briarcliff Manor Union Free School District
5.000%, 11/15/2017	200,000	220,492
City of New York, NY
5.000%, 08/01/2022	535,000	582,438
County of Erie, NY
5.000%, 09/15/2022	120,000	142,051
County of Orange, NY
2.000%, 08/15/2016	1,170,000	1,192,675
County of Westchester, NY
3.000%, 06/01/2016	400,000	410,836
4.000%, 07/01/2022	5,000	5,637
4.000%, 07/01/2022	190,000	214,428
Erie County Fiscal Stability Authority
5.000%, 12/01/2024	1,000,000	1,188,560
5.000%, 07/01/2017	250,000	272,025
5.000%, 05/15/2021	225,000	263,605
Housing Development Corp.
0.950%, 11/01/2017	1,225,000	1,224,706
1.150%, 11/01/2017	130,000	130,588
1.200%, 11/01/2017	250,000	251,225
Mattituck-Cutchogue Union Free School District
2.000%, 06/15/2016	320,000	324,742
Metropolitan Transportation Authority
5.000%, 11/15/2028	610,000	662,857
5.000%, 11/15/2025	500,000	589,255
5.000%, 11/01/2016	510,000	542,528
5.000%, 11/15/2026	750,000	796,777
Nassau County Interim Finance Authority
4.000%, 11/15/2016	500,000	525,700

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value

New York – 85.41% (Continued)
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 01/15/2023	$250,000	$266,998
5.000%, 07/15/2024	575,000	616,124
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.000%, 08/01/2021	1,375,000	1,626,075
4.000%, 08/01/2017	200,000	213,952
New York City Trust of Cultural Resources
4.000%, 08/01/2017	450,000	481,792
5.000%, 04/01/2026	750,000	841,905
New York Local Government Assistance Corp.
5.000%, 04/01/2017	100,000	107,966
5.000%, 04/01/2017	285,000	307,649
5.000%, 04/01/2019	1,000,000	1,078,140
New York State Dormitory Authority
4.000%, 07/01/2017	275,000	292,801
5.000%, 08/15/2024	150,000	174,126
5.000%, 10/01/2022	525,000	622,010
5.000%, 07/01/2020	250,000	266,877
5.000%, 07/01/2016	370,000	387,830
5.000%, 07/01/2021	300,000	315,093
5.750%, 07/01/2016	200,000	211,764
New York State Environmental Facilities Corp.
4.000%, 08/15/2015	200,000	201,558
5.000%, 06/15/2021	380,000	398,331
5.000%, 12/15/2021	500,000	512,815
New York State Housing Finance Agency
0.650%, 11/01/2016	175,000	174,951
New York State Thruway Authority
5.000%, 04/01/2016	190,000	192,968
5.000%, 04/01/2017	500,000	538,975
5.000%, 01/01/2024	1,155,000	1,348,947
5.000%, 04/01/2018	625,000	634,994
New York State Urban Development Corp.
5.000%, 12/15/2022	850,000	938,672
5.000%, 12/15/2018	200,000	213,890
Ossining Union Free School District
2.250%, 09/01/2017	765,000	790,138
Port Authority of New York & New Jersey
5.000%, 12/01/2017	1,000,000	1,102,740
5.000%, 07/15/2023	150,000	154,188
5.000%, 11/15/2026	200,000	219,364

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value
New York – 85.41% (Continued)
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	$1,000,000	$1,193,760
State of New York
5.000%, 03/15/2018	890,000	989,030
Suffolk County Water Authority
5.000%, 06/01/2023	450,000	534,852
The New York Power Authority
5.000%, 11/15/2017	225,000	248,054
5.000%, 11/15/2018	125,000	127,715
Tobacco Settlement Financing Corp.
5.000%, 06/01/2022	350,000	378,882
Town of Huntington, NY
2.125%, 12/01/2016	470,000	481,501
4.000%, 11/15/2017	200,000	215,648
Town of North Hempstead NY
4.000%, 02/01/2024	760,000	864,561
4.000%, 02/01/2017	150,000	158,493
Town of Southampton NY
3.000%, 03/15/2018	975,000	1,030,322
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2016	725,000	771,313
Utility Debt Securitization Authority
5.000%, 12/15/2018	1,000,000	1,069,610
Village of Bronxville, NY
4.000%, 06/01/2017	115,000	122,574
		33,879,610

Ohio – 3.02%
Ohio Higher Educational Facility Commission
5.000%, 01/01/2026	360,000	415,922
State of Ohio
5.000%, 01/01/2017	100,000	106,653
5.000%, 01/01/2022	600,000	674,664
		1,197,239

Pennsylvania – 0.63%
Monroeville Finance Authority
5.000%, 02/15/2019	220,000	248,032

Texas – 5.12%
Cypress-Fairbanks Independent School District
5.000%, 02/15/2027	1,000,000	1,184,050

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Schedule of Investments (Continued)

May 31, 2015 (Unaudited)

	Principal
	Amount	Value
Texas – 5.12% (Continued)
Dallas/Fort Worth International Airport
5.000%, 11/01/2026	$500,000	$578,945
Houston Independent School District
5.000%, 02/15/2024	250,000	267,470
		2,030,465
Washington – 0.69%
County of King, WA Sewer Revenue
5.000%, 01/01/2023	250,000	271,917
Total Municipal Bonds (Cost $39,137,848)		39,168,976

	Shares
Money Market Funds – 0.58%
Fidelity Institutional Money Market Funds –
Tax-Exempt Portfolio, 0.010% (a)	232,249	232,249
Total Money Market Funds (Cost $232,249)		232,249
Total Investments (Cost $39,370,097) – 99.33%		39,401,225
Other Assets in Excess of Liabilities – 0.67%		264,834
Total Net Assets – 100.00%		$39,666,059

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2015.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Assets and Liabilities

Assets
Investments, at value (cost $47,942,459, $76,048,857, $68,700,637, and $39,370,097, respectively)
Currency receivable
Dividends and interest receivable
Receivable from investments sold
Receivable from Fund shares sold
Other assets
Total Assets

Liabilities
Payable for investments purchased
Payable by custody
Payable to the Adviser
Payable to affiliates
Payable for Fund shares redeemed
Accrued expenses and other liabilities
Total Liabilities

Net Assets

Net Assets Consist Of:
Paid-in capital
Accumulated net investment income
Accumulated net realized gain
Net unrealized appreciation (depreciation) on:
Investments
Foreign currency
Net Assets

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)

Net asset value, redemption price and offering price per share

The accompanying notes are an integral part of these financial statements.

May 31, 2015 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$49,576,462	$76,013,374	$68,547,579	$39,401,225
396	—	—	—
96,683	591,175	910,762	458,319
195,814	—	—	—
—	—	425,000	—
9,653	7,803	8,521	3,630
49,879,008	76,612,352	69,891,862	39,863,174

244,249	—	—	—
82,325	—	—	—
26,230	30,954	25,283	11,306
65,941	77,806	70,767	50,327
88,000	—	26,000	107,000
18,635	27,777	25,011	28,482
525,380	136,537	147,061	197,115

$49,353,628	$76,475,815	$69,744,801	$39,666,059

$47,577,353	$75,004,143	$69,774,705	$39,515,764
84,697	152,487	37,286	17,277
58,642	1,354,668	85,868	101,890

1,634,003	(35,483)	(153,058)	31,128
(1,067)	—	—	—
$49,353,628	$76,475,815	$69,744,801	$39,666,059

4,712,410	7,467,130	6,956,546	3,944,875

$10.47	$10.24	$10.03	$10.06

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds

Statements of Operations

Investment Income
Dividend income
Interest income
Total Investment Income

Expenses
Management fees
Administration and accounting fees
Custody fees
Audit and tax fees
Transfer agent fees and expenses
Federal and state registration fees
Legal fees
Chief Compliance Officer fees
Trustees’ fees
Reports to shareholders
Other expenses
Total expense before recoupment or waivers
Expense recoupment (waiver) by Adviser (Note 4)
Net expenses

Net Investment Income

Realized and Unrealized Gain on Investments
Net realized gain from investments
Change in net unrealized appreciation (depreciation) on:
Investment
Foreign currency

Net Realized and Unrealized Gain on Investments

Net Increase in Net Assets from Operations

The accompanying notes are an integral part of these financial statements.

May 31, 2015 (Unaudited)

Rockefeller		Rockefeller	Rockefeller
Equity	Rockefeller	Intermediate	Intermediate
Allocation	Core Taxable	Tax Exempt	Tax Exempt
Fund	Bond Fund	National Bond Fund	New York Bond Fund

$262,904	$72,812	$—	$—
95	667,999	407,851	234,936
262,999	740,811	407,851	234,936

108,423	142,869	127,145	74,599
46,344	98,932	90,570	57,036
12,228	2,652	2,680	2,646
8,700	15,652	12,688	14,484
7,892	11,164	11,222	9,490
5,068	5,764	7,290	2,858
4,818	5,404	5,900	6,520
2,552	4,004	4,004	4,004
2,026	3,954	3,954	3,954
1,990	2,312	2,330	2,312
1,828	3,698	3,716	3,404
201,869	296,405	271,499	181,307
(42,424)	27,589	17,032	(12,358)
159,445	323,994	288,531	168,949

103,554	416,817	119,320	65,987

58,642	1,358,598	84,358	106,798

1,634,003	(1,273,011)	(298,833)	(108,673)
(1,067)	—	—	—

1,691,578	85,587	(214,475)	(1,875)
$1,795,130	$502,404	$(95,155)	$64,112

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Statement of Changes in Net Assets

Period Ended
May 31, 2015(1)
(Unaudited)
From Operations
Net investment income	$103,554
Net realized gain from investments	58,642
Net change in unrealized appreciation on investments	1,632,936
Net increase in net assets from operations	1,795,132

From Distributions
Net investment income	(18,857)
Net decrease in net assets resulting from distributions paid	(18,857)

From Capital Share Transactions
Proceeds from shares sold	48,201,108
Net asset value of shares issued to distributions declared	8,859
Costs for shares redeemed	(632,614)
Net increase in net assets from capital share transactions	47,577,353

Total Increase in Net Assets	49,353,628

Net Assets
Beginning of period	—
End of period	$49,353,628

Accumulated Net Investment Income	$84,697

(1)	The Equity Allocation Fund commenced operations on February 4, 2015.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Statements of Changes in Net Assets

	Six Months	Period From
	Ended	December 26,
	May 31, 2015	2013(1) to
	(Unaudited)	November 30, 2014
From Operations
Net investment income	$416,817	$761,618
Net realized gain from investments	1,358,598	502,345
Net change in unrealized
appreciation (depreciation) on investments	(1,273,011)	1,237,528
Net increase in net assets from operations	502,404	2,501,491

From Distributions
Net investment income	(438,458)	(587,497)
Net realized gain on investments	(506,275)	—
Net decrease in net assets
resulting from distributions paid	(944,733)	(587,497)

From Capital Share Transactions
Proceeds from shares sold	5,813,749	82,463,288
Net asset value of shares issued
to distributions declared	610,416	379,272
Costs for shares redeemed	(4,188,421)	(10,074,154)
Net increase in net assets
from capital share transactions	2,235,744	72,768,406

Total Increase in Net Assets	1,793,415	74,682,400

Net Assets
Beginning of period	74,682,400	—
End of period	$76,475,815	$74,682,400

Accumulated Net Investment Income	$152,487	$174,128

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Statements of Changes in Net Assets

	Six Months	Period From
	Ended	December 26,
	May 31, 2015	2013(1) to
	(Unaudited)	November 30, 2014
From Operations
Net investment income	$119,320	$311,619
Net realized gain from investments	84,358	1,244,622
Net change in unrealized
appreciation (depreciation) on investments	(298,833)	145,775
Net increase in net assets from operations	(95,155)	1,702,016

From Distributions
Net investment income	(126,111)	(267,542)
Net realized gain on investments	(1,243,112)	—
Net decrease in net assets
resulting from distributions paid	(1,369,223)	(267,542)

From Capital Share Transactions
Proceeds from shares sold	9,934,589	73,024,820
Net asset value of shares issued
to distributions declared	259,391	92,891
Costs for shares redeemed	(4,737,669)	(8,799,317)
Net increase in net assets
from capital share transactions	5,456,311	64,318,394

Total Increase in Net Assets	3,991,933	65,752,868

Net Assets
Beginning of period	65,752,868	—
End of period	$69,744,801	$65,752,868

Accumulated Net Investment Income	$37,286	$44,077

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Statements of Changes in Net Assets

	Six Months	Period From
	Ended	December 26,
	May 31, 2015	2013(1) to
	(Unaudited)	November 30, 2014
From Operations
Net investment income	$65,987	$189,879
Net realized gain from investments	106,798	530,667
Net change in unrealized
appreciation (depreciation) on investments	(108,673)	139,801
Net increase in net assets from operations	64,112	860,347

From Distributions
Net investment income	(78,040)	(160,549)
Net realized gain on investments	(535,575)	—
Net decrease in net assets
resulting from distributions paid	(613,615)	(160,549)

From Capital Share Transactions
Proceeds from shares sold	1,550,695	41,236,126
Net asset value of shares issued
to distributions declared	458,193	31,250
Costs for shares redeemed	(561,701)	(3,198,799)
Net increase in net assets
from capital share transactions	1,447,187	38,068,577

Total Increase in Net Assets	897,684	38,768,375

Net Assets
Beginning of period	38,768,375	—
End of period	$39,666,059	$38,768,375

Accumulated Net Investment Income	$17,277	$29,330

(1)	The Fund commenced operations on December 26, 2013.

The accompanying notes are an integral part of these financial statements.

Rockefeller Equity Allocation Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
May 31, 2015(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from investment operations:
Net investment income(2)	0.03
Net realized and unrealized gain on investments	0.46
Total from investment operations	0.49

Less distributions paid:
From net investment income	(0.01)
Total distributions paid	(0.01)
Net Asset Value, End of Period	$10.48

Total Return(3)	4.78%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$49,354
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	1.58%
After waiver, expense reimbursement(4)	1.25%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	0.48%
After waiver, expense reimbursement(4)	0.81%
Portfolio turnover rate(3)	26.43%

(1)	The Equity Allocation Fund commenced operations on February 4, 2015.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Core Taxable Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months	Period From
	Ended	December26,
	May 31,	2013(1) to
	2015	November 30,
	(Unaudited)	2014
Net Asset Value, Beginning of Period	$10.30	$10.00

Income from investment operations:
Net investment income(2)	0.06	0.11
Net realized and unrealized gain on investments	0.01	0.27
Total from investment operations	0.07	0.38

Less distributions paid:
From net investment income	(0.06)	(0.08)
From net realized gain on investments	(0.07)	—
Total distributions paid	(0.13)	(0.08)
Net Asset Value, End of Period	$10.24	$10.30

Total Return(3)	0.67%	3.87%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$76,476	$74,684
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.78%	0.95%
After waiver, expense reimbursement(4)	0.85%	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	1.16%	1.11%
After waiver, expense reimbursement(4)	1.09%	1.21%
Portfolio turnover rate(3)	54.11%	124.55%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt National Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months	Period From
	Ended	December 26,
	May 31,	2013(1) to
	2015	November 30,
	(Unaudited)	2014
Net Asset Value, Beginning of Period	$10.25	$10.00

Income from investment operations:
Net investment income(2)	0.02	0.06
Net realized and unrealized
gain (loss) on investments	(0.03)	0.24
Total from investment operations	(0.01)	0.30

Less distributions paid:
From net investment income	(0.02)	(0.05)
From net realized gain on investments	(0.19)	—
Total distributions paid	(0.21)	(0.05)
Net Asset Value, End of Period	$10.03	$10.25

Total Return(3)	(0.09)%	2.97%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$69,745	$65,753
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(4)	0.80%	0.99%
After waiver, expense reimbursement(4)	0.85%	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(4)	0.40%	0.43%
After waiver, expense reimbursement(4)	0.35%	0.57%
Portfolio turnover rate(3)	16.06%	235.85%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Intermediate Tax Exempt New York Bond Fund

Financial Highlights

Per Share Data for a Share Outstanding Throughout each Period

	Six Months	Period From
	Ended	December 26,
	May 31,	2013(1) to
	2015	November 30,
	(Unaudited)	2014
Net Asset Value, Beginning of Period	$10.20	$10.00

Income from investment operations:
Net investment income(2)	0.02	0.05
Net realized and unrealized gain on investments	— (3)	0.19
Total from investment operations	0.02	0.24

Less distributions paid:
From net investment income	(0.02)	(0.04)
From net realized gain on investments	(0.14)	—
Total distributions paid	(0.16)	(0.04)
Net Asset Value, End of Period	$10.06	$10.20

Total Return(4)	0.17%	2.44%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$39,666	$38,768
Ratio of expenses to average net assets:
Before waiver, expense reimbursement(5)	0.91%	1.09%
After waiver, expense reimbursement(5)	0.85%	0.85%
Ratio of net investment income to average net assets:
Before waiver, expense reimbursement(5)	0.27%	0.32%
After waiver, expense reimbursement(5)	0.33%	0.56%
Portfolio turnover rate(4)	25.45%	215.11%

(1)	The Fund commenced operations on December 26, 2013.
(2)	Per share net investment income has been calculated using the daily average share method.
(3)	Amount is less than 0.5 cents per share.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Rockefeller Funds
Notes to Financial Statements
May 31, 2015 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds discussed in this Semi-Annual Report (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, the Rockefeller Core Taxable Bond Fund, and the Rockefeller Intermediate Tax Exempt National Bond Fund, and each Fund represents a distinct, diversified series with its own investment objectives and policies within the Trust.  The Rockefeller Intermediate Tax Exempt New York Bond Fund represents a distinct, non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.  The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.  Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were paid by the Adviser.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and US Treasury Bills having a maturity of 60 days or less are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Municipal bonds are priced by a Pricing Service.  The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities.  A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity.  Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value.  To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

U.S. government agency issues are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government issues.  Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.

Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2015:

Rockefeller Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$31,055,604	$13,644,053	$—	$44,699,657
Mutual Funds	3,075,431	—	—	3,075,431
Preferred Stock	—	607,049	—	607,049
Real Estate Investment Trusts	87,966	—	—	87,966
Total Equity Securities	34,219,001	14,251,102	—	48,470,103
Money Market Fund	1,106,359	—	—	1,106,359
Total Investments in Securities	$35,325,360	$14,251,102	$—	$49,576,462

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Rockefeller Core Taxable Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Certificates of Deposit	$—	$1,330,211	$—	$1,330,211
Corporate Bonds	—	27,283,119	—	27,283,119
Municipal Bonds	—	16,393,954	—	16,393,954
U.S. Government Agency Issue	—	5,504,620	—	5,504,620
U.S. Government Note/Bond	—	10,966,394	—	10,966,394
Total Fixed Income Securities	—	61,478,298	—	61,478,298
Exchange-Traded Funds	14,314,022	—	—	14,314,022
Money Market Fund	221,054	—	—	221,054
Total Investments in Securities	$14,535,076	$61,478,298	$—	$76,013,374

Rockefeller Intermediate Tax Exempt National Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$67,389,422	$—	$67,389,422
Total Fixed Income Securities	—	67,389,422	—	67,389,422
Money Market Funds	1,158,157	—	—	1,158,157
Total Investments in Securities	$1,158,157	$67,389,422	$—	$68,547,579

Rockefeller Intermediate Tax Exempt New York Bond Fund
	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$—	$39,168,976	$—	$39,168,976
Total Fixed Income Securities	—	39,168,976	—	39,168,976
Money Market Funds	232,249	—	—	232,249
Total Investments in Securities	$232,249	$39,168,976	$—	$39,401,225

The Funds recognize transfers between levels as of the end of the fiscal period. There were no transfers as of May 31, 2015.

The Funds held no Level 3 securities during the period ended May 31, 2015.

The Funds did not hold any derivative instruments during the period ended May 31, 2015.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(c)	Distributions to Shareholders

The Funds will distribute net investment income at least quarterly, and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid during the period ended November 30, 2014 was as follows:

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
Ordinary Income	$587,497	$901	$535
Tax-Exempt Income	$—	$266,641	$160,014

As of November 30, 2014, the components of accumulated earnings on a tax basis were as follows:

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund

Cost basis of investments for
federal income tax purposes	$73,059,532	$70,901,692	$40,973,652
Gross tax unrealized appreciation	1,282,232	203,816	174,422
Gross tax unrealized depreciation	(48,614)	(58,041)	(39,955)
Net tax unrealized
appreciation/(depreciation)	$1,233,618	$145,775	$134,467
Undistributed ordinary income	680,383	1,244,622	536,001
Undistributed tax-exempt
ordinary income	—	44,077	29,330
Total distributable earnings	$680,383	$1,288,699	$565,331
Total accumulated gains	$1,914,001	$1,434,474	$699,798

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2014, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.

		Rockefeller	Rockefeller
		Intermediate	Intermediate
	Rockefeller	Tax Exempt	Tax Exempt
	Core Taxable	National	New York
	Bond Fund	Bond Fund	Bond Fund
Accumulated Undistributed Net
Investment Income/(Loss)	$7	$—	$—
Accumulated Net Realized
Gain/(Loss)	$—	$—	$—
Paid-In Capital	$(7)	$—	$—

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2014.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2014.  At November 30, 2014, the fiscal tax year 2014 remains open to examination for the Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund in the Funds’ major tax jurisdictions.

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Funds compensate the Adviser for its management services at the annual rate of 0.85%, 0.35%, 0.35% and 0.35% of the average daily net assets of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund, respectively.  Prior to January 1, 2015, the management fee for each of the Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund was 0.50% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses, through the expiration date listed below to the extent necessary to ensure that each Fund’s total annual operating expenses do not exceed each Fund’s Expense Limitation Cap, listed below, of the Fund’s average daily net assets.

	Expense
	Limitation Cap
	Institutional Class	Expiration Date
Rockefeller Equity Allocation Fund	1.25%	January 2, 2018
Rockefeller Core Taxable Bond Fund	0.85%	March 30, 2016
Rockefeller Intermediate Tax Exempt
National Bond Fund	0.85%	March 30, 2016
Rockefeller Intermediate Tax Exempt
New York Bond Fund	0.85%	March 30, 2016

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.  During the six months ended May 31, 2015, the Fund’s recouped previously waived expenses of:

Rockefeller	Rockefeller
Core Taxable	Intermediate Tax Exempt
Bond Fund	National Bond Fund
$32,052	$22,407

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

			Rockefeller	Rockefeller
	Rockefeller	Rockefeller	Intermediate	Intermediate
	Equity	Core	Tax Exempt	Tax Exempt
	Allocation	Taxable	National	New York
	Fund	Bond	Bond Fund	Bond Fund
November 30, 2017	$ N/A	$31,520	$57,184	$81,627
May 31, 2018	42,424	4,463	5,375	12,358

(5)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  USBFS also serves as the fund accountant and transfer agent to the Funds.  U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees and expenses incurred for the period ended May 31, 2015, and owed as of May 31, 2015 are as follows:

Administration and Accounting	Incurred	Owed
Rockefeller Equity Allocation Fund	$46,344	$43,269
Rockefeller Core Taxable Bond Fund	$98,932	$65,172
Rockefeller Intermediate Tax Exempt National Bond Fund	$90,570	$58,487
Rockefeller Intermediate Tax Exempt New York Bond Fund	$57,036	$39,599

Transfer Agency	Incurred	Owed
Rockefeller Equity Allocation Fund	$7,892	$7,892
Rockefeller Core Taxable Bond Fund	$11,164	$8,013
Rockefeller Intermediate Tax Exempt National Bond Fund	$11,222	$7,453
Rockefeller Intermediate Tax Exempt New York Bond Fund	$9,490	$6,241

Custody	Incurred	Owed
Rockefeller Equity Allocation Fund	$12,228	$12,228
Rockefeller Core Taxable Bond Fund	$2,652	$1,962
Rockefeller Intermediate Tax Exempt National Bond Fund	$2,680	$2,174
Rockefeller Intermediate Tax Exempt New York Bond Fund	$2,646	$1,834

The Funds each have a line of credit with US Bank (see Note 8).

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Funds are also employees of USBFS.  A Trustee of the Trust is affiliated with USBFS and US Bank.  This same Trustee is an interested person of the Distributor.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended May 31, 2015, and owed as of May 31, 2015 are as follows:

	Incurred	Owed
Rockefeller Equity Allocation Fund	$2,552	$2,552
Rockefeller Core Taxable Bond Fund	$4,004	$2,659
Rockefeller Intermediate Tax Exempt National Bond Fund	$4,004	$2,653
Rockefeller Intermediate Tax Exempt New York Bond Fund	$4,004	$2,653

(6)	Capital Share Transactions

Transactions in shares of the Funds were as follows:

Rockefeller Equity Allocation Fund

Period Ended
May 31, 2015(1)
Shares Sold	4,773,839
Shares Reinvested	869
Shares Redeemed	(62,298)
Net Increase	4,712,410

Rockefeller Core Taxable Bond Fund

	Period Ended	Period Ended
	May 31, 2015	November 30, 2014(2)
Shares Sold	566,305	8,196,410
Shares Reinvested	59,944	37,362
Shares Redeemed	(407,646)	(985,245)
Net Increase	218,603	7,248,527

Rockefeller Intermediate Tax Exempt National Bond Fund

	Period Ended	Year Ended
	May 31, 2015	November 30, 2014(2)
Shares Sold	983,727	7,272,519
Shares Reinvested	25,844	9,177
Shares Redeemed	(469,002)	(865,719)
Net Increase	540,569	6,415,977

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

Rockefeller Intermediate Tax Exempt New York Bond Fund

	Period Ended	Period Ended
	February 28, 2015	November 30, 2014(2)
Shares Sold	152,227	4,115,322
Shares Reinvested	45,682	3,105
Shares Redeemed	(55,557)	(315,904)
Net Increase	142,352	3,802,523

(1)	The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015.
(2)	The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013.

(7)	Investment Transactions

The aggregate securities transactions, excluding short-term investments, for the Funds for the period ended May 31, 2015, are listed below.

			U.S.	U.S.
			Government	Government
			Securities	Securities
	Purchases	Sales	Purchases	Sales
Rockefeller Equity
Allocation Fund	$57,610,018	$10,761,719	$—	$—
Rockefeller Core
Taxable Bond Fund	$32,825,697	$25,230,063	$9,434,426	$14,521,119
Rockefeller Intermediate
Tax Exempt National
Bond Fund	$18,120,437	$10,624,947	$—	$—
Rockefeller Intermediate
Tax Exempt New York
Bond Fund	$11,709,118	$9,983,671	$—	$—

(8)	Line of Credit

At May 31, 2015, the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, the Rockefeller Intermediate Tax Exempt National Bond Fund, and the Rockefeller Intermediate Tax Exempt New York Bond Fund each had lines of credit in the amount of $2,000,00, $8,000,000, $8,500,000, and $5,500,000, respectively, which all mature August 13, 2015.  These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, US Bank.  Interest will be accrued at the prime rate of 3.25% (as of May 31, 2015).  The Funds did not utilize their lines of credit during the period ended May 31, 2015.

Rockefeller Funds
Notes to Financial Statements (Continued)
May 31, 2015 (Unaudited)

(9)	Subsequent Event

On June 25, 2015, the Funds declared and paid distributions from ordinary income to shareholders of record as of June 24, 2015, as follows:

Ordinary Income
Rockefeller Equity Allocation Fund	$93,912
Rockefeller Core Taxable Bond Fund	$220,726
Rockefeller Intermediate Tax-Exempt
National Bond Fund	$57,642
Rockefeller Intermediate Tax-Exempt
New York Bond Fund	$27,678

(10)	Recent Accounting Pronouncement

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Board” or “Trustees”) of Trust for Professional Managers (the “Trust”) met on October 24, 2013 and October 28, 2014 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Rockefeller Equity Allocation Fund (formerly known as the Rockefeller Select Equity Fund) (the “Fund”), a series of the Trust, and Rockefeller & Co., Inc., the Fund’s investment adviser (the “Adviser” or “Rockefeller”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement, including a memorandum provided by the Fund’s legal counsel, which outlined the Trustees’ responsibilities in considering the Agreement.  The Trustees also reviewed and discussed the Form ADV for the Adviser, as well as a summary of a due diligence questionnaire completed by the Adviser.  In reviewing the Agreement, the Board considered certain matters, including, but not limited to, the following:  (1) the nature, extent and quality of services that would be provided to the Fund by the Adviser; (2) the investment performance of limited partnerships managed by the Adviser and the Adviser’s proposal to liquidate the assets of certain of the limited partnerships and reinvest those assets into the Fund in connection with the launch of the Fund; (3) the cost of services provided and profits realized by the Adviser from its management of the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed management fees for the Fund reflect these economies of scale for the Fund’s benefit; and (5) other financial benefits to the Adviser resulting from services rendered to the Fund.  The Trustees also considered information provided by the Adviser prior to the October 24, 2013 meeting relating to the Adviser’s proxy voting policy and compliance and control procedures and objectives with respect to providing investment advisory services to the Fund, as well as the Adviser’s code of ethics, which was provided as a handout at the meeting.  The Board also engaged in an extensive discussion regarding the proposed negligence standard of care set forth in section 11(c) of the Agreement.

The Board noted that Mr. David Westbrook, Managing Director and CFO, Mr. Jimmy C. Chang, Managing Director, Chief Equity Strategist and Senior Portfolio Manager, Mr. Timothy McCarthy, Managing Director and CCO, and Mr. John O’Hara, Managing Director, each of the Adviser, had attended the meeting of the Board held on August 22, 2013 and had provided information concerning the investment objectives and strategies that would be applied to select investments for the Fund, and reviewed the background and qualifications of Mr. David Harris and Mr. Chang, who would each serve as a co-portfolio manager to the Fund.  The Trustees noted that at the August 22, 2013 meeting, Mr. O’Hara had reviewed the history of the Adviser and its operations and staff who would provide management and marketing services to the Fund.  Mr. O’Hara had also provided detailed information concerning the Adviser’s marketing plans and Mr. Westbrook identified the potential sources of initial assets for the Fund.  The Board also noted that the meeting with the Adviser on August 22, 2013 had also included a discussion of the Adviser’s compliance program, including Mr. McCarthy’s qualifications related to his role as the Adviser’s CCO.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post-effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Rockefeller to the Fund and the amount of time devoted by Rockefeller’s staff to the Fund’s operations.  The Trustees considered Rockefeller’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Rockefeller who would be involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of Rockefeller’s compliance program and Rockefeller’s marketing goals and its commitment to the growth of Fund assets and the information provided by Rockefeller in response to the due diligence questionnaire as well as other information provided by Rockefeller, which were included in the meeting materials.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of Rockefeller.  The Trustees also considered information presented by Rockefeller at the August 22, 2013 meeting.  The Trustees, in consultation with their independent counsel, reviewed a summary of Rockefeller’s policies and procedures and compliance program provided by Rockefeller and were assured by the Trust’s CCO that Rockefeller’s policies and procedures and compliance program were compliant with Rule 206(4)-7(a) promulgated under the Advisers Act. The Trustees concluded that Rockefeller had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

In assessing the portfolio management services to be provided by Rockefeller, the Trustees noted Mr. Westbrook’s, Mr. Chang’s, Mr. McCarthy’s and Mr. O’Hara’s presentation at the August 22, 2013 meeting, during which Mr. Chang and Mr. O’Hara provided information concerning Rockefeller’s process for identifying and selecting potential investments for the Fund.  The Trustees also noted Mr. O’Hara discussed the founding of Rockefeller and the investment management experience of each portfolio manager.  The Trustees reviewed the performance for composites of other separately managed accounts that are managed by Rockefeller on a fully discretionary basis using substantially similar strategies to those of the Fund.  The Trustees also reviewed Rockefeller’s proposal to convert the assets of certain limited partnerships into the Fund in connection with the launch of the Fund.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from Rockefeller’s management.

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of Rockefeller’s proposed management fee for the Fund, including a review of the expense analyses and other pertinent material with respect to the Fund, which were included in the materials for a meeting of the Board held on October 28, 2014.  The Trustees reviewed statistical information and other materials provided in the October 28, 2014 meeting materials, including the comparative expenses, expense components and peer group selection.  The Trustees considered data relating to the cost structure of the Fund, as compiled by Morningstar Direct, which had been included in the October 28, 2014 meeting materials.  The Board considered the Fund’s proposed management fee of 0.85%, noting that the fee fell within the fourth quartile, compared to the peer group average of 0.58%, which fell within the second quartile.  The Board further noted that Rockefeller had agreed to waive its management fees and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.25% and 1.40% of the Fund’s average annual assets for Institutional Class shares and Advisor Class shares, respectively, which put the Fund’s net expense ratio into the third quartile for the Institutional Class shares and into the fourth quartile for the Advisor Class shares, as compared to the peer group average of 0.80%, which is net of any applicable Rule 12b-1 fees and which fell into the second quartile.

The Trustees also considered the overall profitability of Rockefeller that may result from its management of the Fund, reviewing Rockefeller’s financial information, including a pro forma income statement for the Fund, and noting that Rockefeller may need to subsidize the operations of the Fund during the initial start-up period for the Fund.  The Trustees also examined the level of profits that could be expected to accrue to Rockefeller from the fees payable under the Agreement and the expense subsidization anticipated by Rockefeller.  The Trustees also compared the management fee to be paid by the Fund to the fees paid by limited partnerships and other separately managed accounts with similar investment strategies, noting that the management fees charged to these accounts were similar to the management fees for the Fund.

The Trustees concluded that the Fund’s expenses and the fees to be paid to Rockefeller were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided to the Fund by Rockefeller.  The Trustees further concluded that Rockefeller’s profit from sponsoring the Fund would not be excessive and would enable Rockefeller to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROW

The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the proposed management fees and the Fund’s expenses.  With respect to Rockefeller’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

Rockefeller Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Rockefeller from its association with the Fund.  The Trustees concluded that the benefits Rockefeller may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and their shareholders.

Rockefeller Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Funds
Additional Information
(Unaudited)

Tax Information

For the period ended November 30, 2014, certain dividends paid by the Funds may be subject to maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Rockefeller Core Taxable Bond Fund	0.04%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt New York Bond Fund	—%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended November 30, 2014 was as follows:

Rockefeller Core Taxable Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt New York Bond Fund	—%

For the period ended November 30, 2014, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Rockefeller Core Taxable Bond Fund	—%
Rockefeller Intermediate Tax Exempt National Bond Fund	—%
Rockefeller Intermediate Tax Exempt New York Bond Fund	—%

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Independent Trustees

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	38	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 60		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
three portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	38	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 58		2001	(1986–present).		(an open-end
investment
company with
three portfolios).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Jonas B. Siegel	Trustee	Indefinite	Retired	38	Independent
615 E. Michigan St.		Term; Since	(2011–present);		Manager,
Milwaukee, WI 53202		October 23,	Managing Director,		Ramius IDF
Age: 71		2009	Chief Administrative		fund complex
			Officer (“CAO”) and		(two closed-end
			Chief Compliance		investment
			Officer (“CCO”),		companies);
			Granite Capital		Independent
			International Group,		Trustee, Gottex
			L.P. (an investment		Trust (an open-
			management firm)		end investment
			(1994–2011).		company with
one portfolio)
(2010–2015);
Independent
Trustee, Gottex
Multi-Asset
Endowment
fund complex
(three closed-
end investment
companies)
(2010–2015);
Independent
Trustee,
Gottex Multi-
Alternatives
fund complex
(three closed-
end investment
companies)
(2010–2015).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Interested Trustee and Officers

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	38	Trustee,
615 E. Michigan St.	and	Term; Since	President, U.S.		Buffalo Funds
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		(an open-end
Age: 53		2001	Services, LLC		investment
			(1994–present).		company with
ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
three portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 41	and	2013	Services, LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Adam W. Smith	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		May 29,	Services, LLC
Age: 33		2015	(April 2012–present);
Research Associate,
Vista360, LLC
(May 2010–April 2012).

Rockefeller Funds
Additional Information (Continued)
(Unaudited)

Other
Directorships
				Number of	Held by
		Term of	Principal	Portfolios	Trustee
	Position(s)	Office and	Occupation(s)	in Trust	During the
Name,	Held with	Length of	During the Past	Overseen	Past Five
Address and Age	the Trust	Time Served	Five Years	by Trustee	Years

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice	N/A	N/A
615 E. Michigan St.	Compliance	Term;	President,
Milwaukee, WI 53202	Officer, Vice	Since	U.S. Bancorp Fund
Age: 55	President	July 1,	Services, LLC,
	and Anti-	2014	(January 2014–
	Money		present); Senior
	Laundering		Vice President,
	Officer		Ariel Investments,
LLC, (2010–2013);
Vice President, Ariel
Investments, LLC,
(2003–2010).

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 33		2011	Services, LLC
(2008–present).

Cullen O. Small	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		January 22,	U.S. Bancorp Fund
Age: 28		2015	Services, LLC
(2010–present).

Kelly A. Burns	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		April 23,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2011–present),
Student, Illinois
State University
(2006–2011).

Melissa Aguinaga	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 1,	U.S. Bancorp Fund
Age: 27		2015	Services, LLC
(2010–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Funds’ principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 855-369-6209. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting records for the most recent 12-month period ended June 30, are available without charge, either upon request by calling the Funds toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-369-6209 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

ROCKEFELLER FUNDS

Investment Adviser	Rockefeller & Co., Inc.
10 Rockefeller Plaza, Third Floor
New York, New York 10020

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date      August 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ John Buckel
John Buckel, President

Date     August 5, 2015

By (Signature and Title)*       /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date     August 5, 2015

* Print the name and title of each signing officer under his or her signature.